Summary of Significant Accounting Policies - Depreciation Periods (Table) (Details)	12 Months Ended
Dec. 31, 2022
Dry bulk vessels [Member]
Property, Plant and Equipment [Line Items]
Useful life assets	25 years
Port terminals [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life assets	5 years
Port terminals [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life assets	49 years
Tanker vessels, barges and pushboats [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life assets	15 years
Tanker vessels, barges and pushboats [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life assets	45 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life assets	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life assets	10 years
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Useful life assets	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life assets	shorter of lease term or 6 years